Loss Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restricted Stock Units (RSUs) [Member]
Impairment Effects on Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of EPS	45,303,768	31,407,488	34,385,852
Contigent Share [Member] | Maximum [Member]
Impairment Effects on Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of EPS	14,276,521	14,276,521	32,967,573
Contigent Share [Member] | Minimum [Member]
Impairment Effects on Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of EPS	0	0	0